Others - Capital management (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Others
Total liabilities	$ 28,309	$ 279,346
Total equity	$ 181,964	$ (190,442)	$ (35,743)	$ (21,195)
Gearing ratio	0.16	(1.47)